ACCUMULATED OTHER COMPREHENSIVE INCOME (Tables)	12 Months Ended
Jul. 31, 2016
ACCUMULATED OTHER COMPREHENSIVE INCOME [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)

	Years Ended July 31,
	2016	2015	2014
Beginning balance, net of tax effect	$196,033	$129,412	$183,633
Other comprehensive income, net of tax effect:
Unrealized gains on available-for-sale securities	128,515	60,621	57,966
Tax effect	(43,000)	6,000	(26,000)
Unrealized gains on available-for-sale securities, net of tax effect	85,515	66,621	31,966

Amounts reclassified from accumulated other
comprehensive income comprehensive income, net of tax effect:
Unrealized (losses) on available-for-sale securities reclassified	(25,007)	—	(155,187)
Tax effect	8,000	—	69,000
Amount reclassified, net of tax effect	$(17,007)	—	(86,187)
Ending balance, net of tax effect	$264,541	$196,033	$129,412